TAXATION (Current and Deferred Portions of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax expense	$ (3,809)	$ (12,045)	$ (5,560)
Deferred tax benefit	4,365	3,248	6,450
Income tax (expense) /benefit	443	(9,243)	(5,518)
Income tax expense of foreign entities	(100)	(239)	(412)
Income tax (expense)/benefit of PRC entities	$ 543	$ (9,004)	$ (5,106)